LETTER FROM SAFECO LIFE'S PRESIDENT



DEAR MAINSAIL PARTICIPANT:

We are pleased to present the SAFECO Life MainSail Variable Annuity Annual Report. Inside you will find schedules of investments and financial statements for each of the 12 portfolios. In addition, reports from each of the portfolio managers are provided. The information presented covers the year ending December 31, 1996.

1996 FINANCIAL MARKET REVIEW

We entered 1996 with rather modest expectations for the equity markets and look what happened. The Standard & Poor's 500 index gained 22.94% on the heels of its astonishing 37.50% growth in 1995. The good news is, investors who had the conviction to stay invested in common stocks were amply rewarded. For the second straight year, we're glad to have been "in" the market, rather than "out".

The bad news is that such market conditions can cause amnesia -- amnesia when it comes to the volatile nature of the stock market (which delivered 1.32% in 1994), and forgetfulness regarding the diversification that bonds and money market funds provide.

The neglected cousins of 1996 were the bond markets. Bonds struggled through the year -- despite the fact inflation remained at bay -- reversing directions and ultimately delivering lackluster total returns. The broader market as measured by Lehman Brothers Government/Corporate Index, returned 2.90% for the year.

Three elements seem to be props for the stock market. Inflation has remained in control, corporate earnings have continued to grow and there has been a fundamental shift in the way individuals invest. Investors are increasingly recognizing the superior long-term potential of stocks, at the same time they are taking control of more of their retirement savings.

FINANCIAL OUTLOOK

While the shift from traditional company-controlled pensions to employee directed plans such as 401(k)s seems irreversible, it doesn't seem possible for the stock market to sustain its present level of growth. Still, we believe common stocks offer the potential for superior long-term returns as they have over the past 70 years. At the same time, we remind you of the historical level of stock market returns.

All in all, our 1997 outlook is that the financial markets will do "okay". We anticipate bonds will earn, or nearly earn, their coupons. And that stream of interest payments is what people should buy bonds for anyway. In short, do not expect big gains in bond prices, just steady income. Stocks will have a more difficult time, especially if corporate earnings fail to meet expectations. Nonetheless, there are always opportunities for stock pickers. And that's what we do best.

SAFECO LIFE'S COMMITMENT

SAFECO Life remains committed to providing you quality service with efficient and accurate reporting. We have added new customer service representatives in our IRA and TSA units as well as toll free telephone lines designed to link you directly with the service representative handling your account. Watch for news in 1997 about a voice responsive unit allowing you access to your information and an investor newsletter to better serve your needs.

We appreciate your business and the opportunity to serve you. Call us at the toll free number listed on your statement anytime between 7:00 am and 4:40 pm
(PST) if we can be of assistance.

Sincerely,

/s/ RICHARD E. ZUNKER
---------------------

Richard E. Zunker
President

TABLE OF CONTENTS:


                                                              PAGE:
Financial Statements
        STATEMENT OF ASSETS AND LIABILITIES                      4
        STATEMENT OF OPERATIONS                                  6
        STATEMENT OF CHANGES IN NET ASSETS                       8
        NOTES TO FINANCIAL STATEMENTS                           10
        REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS       14

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                             SUB-ACCOUNTS
                                                 --------------------------------------------------------------------
                                                  SAFECO         SAFECO         SAFECO         SAFECO         SAFECO
            AS OF DECEMBER 31, 1996               EQUITY         GROWTH           NW            BOND           MMKT
------------------------------------------------------------------------------------------------------------------
                                                     -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
    Investments, at cost                         $39,827        $30,352        $ 1,665        $ 2,087        $ 3,749
                                                 =======        =======        =======        =======        =======
    Shares owned                                   1,925          1,742            144            188          3,749
    Net asset value per share                    $ 21.75        $ 19.26        $ 12.12        $ 10.75        $  1.00
                                                 -------        -------        -------        -------        -------
    Investments, at value                         41,867         33,554          1,748          2,022          3,749
    Cash                                               3              1             --              1             --
                                                 -------        -------        -------        -------        -------
      Total assets                                41,870         33,555          1,748          2,023          3,749
LIABILITIES:
  Mortality and expense risk charge payable           45             34              2              1              4
  Fees payable                                         8              5             --             --              1
                                                 -------        -------        -------        -------        -------
      Total liabilities                               53             39              2              1              5
                                                 -------        -------        -------        -------        -------
NET ASSETS                                       $41,817        $33,516        $ 1,746        $ 2,022        $ 3,744
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNITS OUTSTANDING                     1,055          1,245            147            113            252
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                           $39.633        $26.928        $11.905        $17.915        $14.874
                                                 =======        =======        =======        =======        =======

*Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
                                       SUB-ACCOUNTS
------------------------------------------------------------------------------------------
 LEXINGTON     LEXINGTON                   FEDERATED      WANGER
 NATURAL      EMERGING      FEDERATED       HIGH        US SMALL       TCI          TCI
RESOURCES       MRKTS        UTILITY       INCOME         CAP          BAL         INT'L
------------------------------------------------------------------------------------------
               -- (In Thousands, Except Per-Unit and Per Share Amounts) --
$   960       $   869       $   963       $   430       $   387      $    177     $    138
=======       =======       =======       =======       =======      ========     ========
     73            85            86            43            25            25           25
$ 14.29       $ 10.08       $ 11.81       $ 10.24       $ 16.97      $   7.54     $   5.96
-------       -------       -------       -------       -------      --------     --------
  1,042           860         1,011           443           421           185          147
      3            --            --            --            --            --           --
-------       -------       -------       -------       -------      --------     --------
  1,045           860         1,011           443           421           185          147
      1             1             1            --            --            --           --
      3            --            --            --            --            --           --
-------       -------       -------       -------       -------      --------     --------
      4             1             1            --            --            --           --
-------       -------       -------       -------       -------      --------     --------
$ 1,041       $   859       $ 1,010       $   443       $   421      $    185     $    147
=======       =======       =======       =======       =======      ========     ========
     73            86            83            41            25            23           24
=======       =======       =======       =======       =======      ========     ========
$14.148       $ 9.946       $12.117       $10.899       $16.754      $  7.887     $  6.016
=======       =======       =======       =======       =======      ========     ========

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                               SUB-ACCOUNTS
                                                     -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31, 1996
                                                      SAFECO        SAFECO        SAFECO        SAFECO        SAFECO
                                                      EQUITY*       GROWTH*         NW*          BOND*         MMKT*
                                                     -------------------------------------------------------------
                                                                          -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain distributions    $  3,918      $  2,724      $      12     $     111     $    116
EXPENSES:
  Mortality and expense risk charge                       340           259             15            20           30
  Administration charge                                    41            31              2             3            4
                                                     --------      ---------     ---------     ---------     --------
    Total expenses                                        381           290             17            23           34
                                                     --------      ---------     ---------     ---------     --------
NET INVESTMENT INCOME (LOSS)                            3,537         2,434             (5)           88           82
                                                     --------      ---------     ---------     ---------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments                 504           667             34           (19)          --
  Net change in unrealized appreciation                 1,849         2,587             87           (70)          --
                                                     --------      ---------     ---------     ---------     --------
NET GAIN (LOSS) ON INVESTMENTS                          2,353         3,254            121           (89)          --
                                                     --------      ---------     ---------     ---------     --------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $  5,890      $  5,688      $     116     $      (1)    $     82
                                                     ========      =========     =========     =========     ========

* For the year ended December 31, 1996.
+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------
                                         SUB-ACCOUNTS
----------------------------------------------------------------------------------------------
                                 PERIOD ENDED DECEMBER 31, 1996
LEXINGTON      LEXINGTON                   FEDERATED      WANGER
 NATURAL       EMERGING      FEDERATED       HIGH        US SMALL         TCI           TCI
RESOURCES+      MRKTS+       UTILITY+       INCOME+        CAP+          BAL+         INT'L+
----------------------------------------------------------------------------------------------
                                    -- ($ in Thousands) --
$      3       $     --      $    15       $    13       $     --      $       2     $       1
       5              4            4             2              2              1             1
--------              1            1            --             --             --            --
               --------      -------       -------       --------       --------     ---------
       5              5            5             2              2              1             1
--------       --------      -------       -------       --------       --------     ---------
      (2)            (5)          10            11             (2)             1            --
--------       --------      -------       -------       --------       --------     ---------
       8             (6)           4            --              3             --             3
      82             (9)          48            14             34              8             9
--------       --------      -------       -------       --------       --------     ---------
      90            (15)          52            14             37              8            12
--------       --------      -------       -------       --------       --------     ---------
$     88       $    (20)     $    62       $    25       $     35      $       9     $      12
========       ========      =======       =======       ========       ========     =========

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SUB-ACCOUNTS
            ---------------------------------------------------------------------------------------------------------------------
                   SAFECO                  SAFECO                  SAFECO                  SAFECO                  SAFECO
                   EQUITY                  GROWTH                    NW                     BOND                    MMKT
            ---------------------   ---------------------   ---------------------   ---------------------   ---------------------

                                                      FOR THE PERIOD ENDED DECEMBER 31
              1996*       1995*       1996*       1995*       1996*       1995*       1996*       1995*       1996*       1995*
            ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
                                                            -- (In Thousands) --
OPERATIONS:
 Net investment income
   (loss)                           $ 3,537   $ 1,436   $ 2,434   $1,217   $   (5)    $  3   $   88   $ 31    $     82  $    48
 Net realized gain (loss)
   on investments                       504        82       667       78       34        4      (19)     4          --       --
 Net change in unrealized
   appreciation                       1,849       470     2,587      642        87      (3)     (70)     17         --       --
                                    -------   -------   -------   ------    ------    ----   ------    ----   --------  -------
 Net change in net assets
  resulting from
  operations                          5,890     1,988     5,688    1,937       116       4       (1)     52         82       48
NET ACCUMULATION UNIT
 TRANSACTIONS                        21,814     8,464    17,927    5,673     1,004     398    1,382     370      2,252     (358)
                                    -------   -------   -------   ------    ------    ----   ------    ----   --------  -------
TOTAL CHANGE IN NET ASSETS           27,704    10,452    23,615    7,610     1,120     402    1,381     422      2,334     (310)
NET ASSETS AT BEGINNING OF
 YEAR                                14,113     3,661     9,901    2,291       626     224      641     219      1,410    1,720
                                    -------   -------   -------   ------    ------    ----   ------    ----   --------  -------
NET ASSETS AT END OF
 YEAR                               $41,817   $14,113   $33,516   $9,901    $1,746    $626   $2,022    $641   $  3,744  $ 1,410
                                    =======   =======   =======   ======    ======    ====   ======    ====   ========  =======

OTHER INFORMATION
Increase (Decrease) in
  Units and Amounts
UNITS:
 Sales                                  697       312       850      339       108      38      125      29      2,092      618
 Redemptions                            (80)      (18)      (84)     (14)      (19)     (2)     (47)     (8)    (1,938)    (645)
                                    -------   -------   -------   ------    ------    ----   ------    ----   --------  -------
   Net change                           617       294       766      325        89      36       78      21        154      (27)
                                    =======   =======   =======   ======    ======    ====   ======    ====   ========  =======
AMOUNTS:
 Sales                              $24,683   $ 8,986   $19,902   $5,916    $1,230    $419   $2,212    $500   $ 30,613  $ 8,740
 Redemptions                         (2,869)     (522)   (1,975)    (243)     (226)    (21)    (830)   (130)   (28,361)  (9,098)
                                    -------   -------   -------   ------    ------    ----   ------    ----   --------  -------
   Net change                       $21,814   $ 8,464   $17,927   $5,673    $1,004    $398   $1,382    $370   $  2,252  $  (358)
                                    =======   =======   =======   ======    ======    ====   ======    ====   ========  =======

DECEMBER 31, 1996:
 Paid in capital                    $33,889             $25,818            $ 1,626           $1,970             $3,604
 Par value per unit                    None                None               None             None               None
 Accumulation units
   authorized                     Unlimited           Unlimited          Unlimited        Unlimited       Unlimited

* For the year ended December 31.
+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                SUB-ACCOUNTS
        ---------------------------------------------------------------------------------------------
        LEXINGTON     LEXINGTON                   FEDERATED
         NATURAL      EMERGING      FEDERATED       HIGH        WANGER US        TCI           TCI
        RESOURCES       MRKTS        UTILITY       INCOME       SMALL CAP        BAL          INT'L
        ---------     ---------     ---------     ---------     ---------     ---------     ---------
                                      FOR THE PERIOD ENDED DECEMBER 31
          1996+         1996+         1996+         1996+         1996+         1996+         1996+
        ---------     ---------     ---------     ---------     ---------     ---------     ---------

                                            -- (In Thousands) --
              (2)
        $             $     (5)     $     10      $     11      $     (2)     $       1     $      --
               8            (6)            4            --             3             --             3
              82            (9)           48            14            34              8             9
        --------      --------      --------      --------      --------       --------      --------
              88           (20)           62            25            35              9            12
             953           879           948           418           386            176           135
        --------      --------      --------      --------      --------       --------      --------
           1,041           859         1,010           443           421            185           147
              --            --            --            --            --             --            --
        --------      --------      --------      --------      --------       --------      --------
        $  1,041      $    859      $  1,010      $    443      $    421      $     185     $     147
        ========      ========      ========      ========      ========       ========      ========

              78            96            98            41            33             26            38
              (5)          (10)          (15)           --            (8)            (3)          (14)
        --------      --------      --------      --------      --------       --------      --------
              73            86            83            41            25             23            24
        ========      ========      ========      ========      ========       ========      ========
        $  1,019      $    975      $  1,117      $    421      $    512      $     196     $     215
             (66)          (96)         (169)           (3)         (126)           (20)          (80)
        --------      --------      --------      --------      --------       --------      --------
        $    953      $    879      $    948      $    418      $    386      $     176     $     135
        ========      ========      ========      ========      ========       ========      ========
        $    953      $    879      $    948      $    418      $    386      $     176     $     135
            None          None          None          None          None           None          None
       Unlimited     Unlimited     Unlimited     Unlimited     Unlimited      Unlimited     Unlimited

                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Separate Account C (Separate Account C) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Separate Account C is comprised of fifteen portfolios. The information contained in this financial statement relates to the sub-accounts invested in shares of the twelve portfolios designated below.

                       SUB-ACCOUNTS                              UNDERLYING PORTFOLIO
    ------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)              Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)              Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)               Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                  Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)          Money Market Portfolio
                                                        Lexington Natural Resources Trust --
    Lexington Natural Resources                         Natural Resources Portfolio
                                                        Lexington Emerging Markets Fund,
    Lexington Emerging Markets (Lexington Emerging      Inc. --
      Mrkts)                                            Emerging Markets Portfolio
                                                        Federated Insurance Series --
    Federated Utility                                   Utility Portfolio
    Federated High Income Bond (Federated High Income)  High Income Bond Portfolio
                                                        Wanger Advisors Trust --
    Wanger U.S. Small Cap                               US Small Cap Advisor Portfolio
                                                        TCI Portfolios, Inc. --
    TCI Balanced (TCI Bal)                              Balanced Investors Portfolio
    TCI International (TCI Int'l)                       International Equity Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Security transactions are recorded on the trade date. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Separate Account C are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Separate Account C are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Separate Account C.

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

3.  EXPENSES

     SAFECO deducts on each valuation date a mortality and expense risk premium which is equal on an annual basis to 1.25% of the daily net asset value of Separate Account C. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the owner, to waive contingent deferred sales charges in the event of the death of the owner and to guarantee the payment of the greater of the guaranteed minimum death benefit or the contract value upon the death of the owner. The expense risk assumed by SAFECO is that the costs of administering the contracts and Separate Account C will exceed the amount received from the administration charges.

     SAFECO also deducts on each valuation date an amount which is equal on an annual basis to .15% of the average daily net asset value of Separate Account C. This charge is for costs associated with the administration of the sub-accounts. Since this charge is an asset-based charge, the amount of the charge attributable to a particular contract may have no relationship to the administrative costs actually incurred by that contract. SAFECO does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse SAFECO for its administrative expenses.

     SAFECO deducts an annual administration charge of $30 from the contract value on the last day of each contract year and in the event of a complete withdrawal. This charge, which is for general administrative expenses, is deducted from contracts only if the contract value is less than $100,000. In certain situations where an owner withdraws all or a portion of his or her contract value, a contingent deferred sales charge is deducted from the withdrawal. This charge is imposed on withdrawals made in the first six (6) contract years. Any premium tax levied by a state or government entity with respect to the Separate Account C contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                                               SUB-ACCOUNTS
                                                       ------------------------------------------------------------
                                                        SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                       EQUITY*      GROWTH*        NW*         BOND*        MMKT*
     -------------------------------------------------------------------------------------------------------------
                                                                           -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996  $28,781      $22,813      $ 1,269      $ 2,425      $30,930
                                                       =======      =======       ======       ======      =======
     SALES for the period ended December 31, 1996      $ 3,395      $ 2,423      $   269      $   955      $28,593
                                                       =======      =======       ======       ======      =======
     * For the year ended December 31, 1996

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                                                                           SUB-ACCOUNTS
                                                           ---------------------------------------------
                                                           LEXINGTON   LEXINGTON               FEDERATED
                                                            NATURAL    EMERGING    FEDERATED     HIGH
                                                           RESOURCES+   MRKTS+     UTILITY+     INCOME+
     ---------------------------------------------------------------------------------------------------
                                                                      -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996      $ 1,029     $   994     $ 1,178     $   496
                                                            ======        ====      ======        ====
     SALES for the period ended December 31, 1996          $    77     $   119     $   219     $    66
                                                            ======        ====      ======        ====
     + For the period January 25, 1996 (inception date) through December 31, 1996.

                                                                                    SUB-ACCOUNTS
                                                                           -------------------------------
                                                                            WANGER
                                                                           US SMALL      TCI        TCI
                                                                             CAP+       BAL+      INT'L+
     -----------------------------------------------------------------------------------------------------
                                                                               -- ($ in Thousands) --
     PURCHASES for the period ended
       December 31, 1996                                                   $   513    $   198    $   216
                                                                              ====       ====       ====
     SALES for the period ended
       December 31, 1996                                                   $   129    $    21    $    81
                                                                              ====       ====       ====
     + For the period January 25, 1996 (inception date) through December 31, 1996.

5.  ACCUMULATION UNIT DATA

                                                                                 SUB-ACCOUNTS
                                                         ------------------------------------------------------------
                                                          SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                          EQUITY       GROWTH         NW          BOND         MMKT
     -------------------------------------------------------------------------------------------------------------
     February 11, 1994 (inception date)                  $24.528      $13.910      $10.073      $16.217      $13.526
     December 31, 1994                                    25.373       14.864       10.134       15.521       13.811
     December 31, 1995                                    32.209       20.668       10.737       18.045       14.370
     December 31, 1996                                    39.633       26.928       11.905       17.915       14.874

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

5.  ACCUMULATION UNIT DATA (CONTINUED)

                                                                    SUB-ACCOUNTS
                                               ------------------------------------------------------
                                               LEXINGTON   LEXINGTON             FEDERATED
                                                NATURAL    EMERGING   FEDERATED    HIGH     FEDERATED
                                               RESOURCES     MRKTS     UTILITY    INCOME      INT'L
     ------------------------------------------------------------------------------------------------
     December 31, 1994                                --        --         --         --         --
     December 31, 1995                                --        --         --         --         --
     January 25, 1996 (inception date)          $ 11.330   $10.350    $11.110    $ 9.870    $10.220
     December 31, 1996                            14.148     9.946     12.117     10.899     11.056

                                                                                    SUB-ACCOUNTS
                                                                           -------------------------------
                                                                            WANGER
                                                                           US SMALL      TCI        TCI
                                                                              CAP        BAL       INT'L
     -----------------------------------------------------------------------------------------------------
     December 31, 1994                                                          --         --         --
     December 31, 1995                                                          --         --         --
     January 25, 1996 (inception date)                                     $11.650    $ 7.020    $ 5.330
     December 31, 1996                                                      16.754      7.887      6.016

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO SEPARATE ACCOUNT C

We have audited the accompanying statements of assets and liabilities of certain Sub-Accounts of SAFECO Separate Account C (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Wanger U.S. Small Cap, TCI Balanced and TCI International Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Separate Account C's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the SAFECO Resource Series Trust, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust, Federated Insurance Series, Wanger Advisors Trust and TCI Portfolios, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Separate Account C as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                         /s/ ERNST & YOUNG LLP
Seattle, Washington                                      ---------------------
January 31, 1997

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